Summary of Significant Accounting Policies - Property and equipment (Details)	12 Months Ended
Dec. 31, 2022
Building And Building Improvements | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of Property and equipment	39 years
Building And Building Improvements | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of Property and equipment	5 years
Property And Equipment Other Than Buildings | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of Property and equipment	10 years
Property And Equipment Other Than Buildings | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of Property and equipment	3 years
Operating And Finance Lease Right Of Use Assets | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of Property and equipment	64 years
Operating And Finance Lease Right Of Use Assets | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of Property and equipment	1 year